Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets and goodwill	€ 28,347	€ 31,778
Property, plant and equipment	236,782	197,941
Right-of-use assets	41,843	43,761
Other assets	1,702	1,666
Deferred tax assets	1,194	1,297
Total non-current assets	309,868	276,443
Current assets
Assets held for sale	2,419	10,467
Inventories	24,801	23,989
Trade receivables	14,326	6,295
Contract assets	2,758	2,707
Other financial assets	2,661	4,487
Prepaid expenses and other assets	23,763	40,002
Current tax assets	5,201	285
Cash and cash equivalents	402,452	495,797
Total current assets	478,381	584,029
Total assets	788,249	860,472
Equity
Issued capital	26,879	23,400
Capital reserve	2,056,110	1,817,287
Treasury Shares		(1,481)
Accumulated deficit	(1,565,981)	(1,305,814)
Other comprehensive income	(67)	(139)
Total equity	516,941	533,253
Non-current liabilities
Lease liabilities	36,819	37,106
Contract liabilities	48,100	72,549
Provisions		61,320
Other liabilities		19
Total non-current liabilities	84,919	170,994
Current liabilities
Lease liabilities	5,005	4,980
Trade and other payables	48,033	73,463
Provisions	37,400	1,922
Other liabilities	50,717	40,491
Income taxes payable	654	610
Contract liabilities	44,580	34,759
Total current liabilities	186,389	156,225
Total liabilities	271,308	327,219
Total equity and liabilities	€ 788,249	€ 860,472